Consolidated Balance Sheets (Parenthetical) - $ / shares	Feb. 28, 2026	Feb. 28, 2025
Statement of Financial Position [Abstract]
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	200,000,000	200,000,000
Common stock, shares issued	61,281,308	57,141,186
Common stock, shares outstanding	61,281,308	57,141,186